Segment Reporting	6 Months Ended
Jun. 30, 2025
Segment Reporting [Abstract]
SEGMENT REPORTING
12.	SEGMENT REPORTING

The Company’s chief operating decision maker is the Chief Executive Officer, who reviews the financial information of the separate operating segments when making decisions about allocating resources and assessing the performance of the group. Based on management’s assessment in accordance with ASC 280, the Company determined that it had one reportable segment through December 31, 2024, the traditional air travel media network operations. Subsequent to January 1, 2025, following the expansion of its cryptocurrency mining operations, the Company determined it has two reportable segments: (1) cryptocurrency mining (continuing operations) and (2) traditional air travel media network (discontinued operations). Prior period numbers are broken down for comparative purpose.

The following tables present summary information by segment for the six months ended June 30, 2025 and 2024.

	For the six months ended June 30, 2025
	Cryptocurrency mining segment	Air travel media network segment
	(continuing)	(discontinued)
Revenues	$12,764	$104
Cost of revenues	(12,703)	(201)
Segment gross profit (loss)	61	(97)
Salaries and benefits expenses	(362)	(312)
Professional services expenses	(790)	(447)
Other segment expenses	(864)	(510)
Interest income (expenses), net	4	(18)
Other income, net	—	1,345
Income tax expense	(5)	—
Segment net loss	(1,956)	(39)

For the six months ended June 30, 2024
Air travel media network segment
(discontinued)
Revenues	$193
Cost of revenues	(205)
Segment gross loss	(12)
Salaries and benefits expenses	(509)
Professional services expenses	(1,445)
Other segment expenses	(347)
Interest expenses, net	(62)
Other income, net	73
Income from long-term investments	23,647
Loss from disposal	(1,447)
Segment net loss	(19,898)